Segmented Information - Summary of Segment Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Disclosure of operating segments [line items]
Revenues	$ 10,033.4	$ 7,647.9
Cost of sales	7,534.0	5,515.7
Gross profit	2,499.4	2,132.2
Total operating expenses	1,132.3	945.2
Operating income	1,367.1	1,187.0
Financing costs	114.8	128.9
Financing income	(6.0)	(3.8)
Foreign exchange loss on long-term debt	92.4	(14.8)
Income before income taxes	1,165.9	1,076.7
Income tax expense	300.5	282.1
Net income	865.4	794.6
Powersport segment [member]
Disclosure of operating segments [line items]
Revenues	9,544.8	7,135.6
Cost of sales	7,087.7	5,082.6
Gross profit	2,457.1	2,053.0
Marine Segments [member]
Disclosure of operating segments [line items]
Revenues	518.9	531.5
Cost of sales	476.6	452.3
Gross profit	42.3	79.2
Inter- segment eliminations [member]
Disclosure of operating segments [line items]
Revenues	30.3	19.2
Cost of sales	(30.3)	(19.2)
Gross profit	$ 0.0	$ 0.0